CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 157,779	$ 107,574
Short-term interest-bearing bank deposits	211,877	119,850
Marketable securities	216,910	216,258
Trade accounts receivable, net of allowance of $576 and $277 at December 31, 2024 and 2023, respectively	139,318	111,256
Inventories	156,599	138,198
Other current assets	19,466	17,084
Total current assets	901,949	710,220
Non-current assets
Marketable securities	225,818	191,351
Interest-bearing bank deposits and restricted cash	7,847	6,254
Deferred tax assets	31,639	23,583
Severance pay funds	1,043	1,146
Operating lease right-of-use assets	51,193	41,856
Property, plant and equipment, net	81,746	66,874
Intangible assets, net	31,458	39,184
Goodwill	48,317	50,080
Other long-term assets	9,412	3,259
Total non-current assets	488,473	423,587
TOTAL ASSETS	1,390,422	1,133,807
Current liabilities
Convertible senior notes, net	180,564	197,678
Trade accounts payable	59,578	35,158
Deferred revenues	72,886	41,978
Operating lease current liabilities	7,169	6,703
Other current liabilities	68,033	41,294
Total current liabilities	388,230	322,811
Non-Current liabilities
Accrued severance pay	3,302	3,363
Operating lease long-term liabilities	48,363	39,762
Deferred tax liability	8,495	10,574
Other long-term liabilities	14,237	6,545
Total non-current liabilities	74,397	60,244
Commitments and contingencies
TOTAL LIABILITIES	462,627	383,055
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value - Authorized 60,000,000 shares at December 31, 2024 and 2023; Issued and Outstanding 29,278,401 and 29,013,834 at December 31, 2024 and 2023, respectively.
Additional paid-in capital	134,951	139,694
Accumulated other comprehensive loss	(5,301)	(3,325)
Retained earnings	798,145	614,383
Total shareholders’ equity	927,795	750,752
Total liabilities and shareholders’ equity	$ 1,390,422	$ 1,133,807